Property and Equipment	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 8. Property and Equipment

The following table sets forth the components of the Company’s property and equipment at September 30, 2022 and December 31, 2021:

	September 30, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Office furniture and equipment	$27,998	$5,434	$22,564	$14,998	$4,000	$10,998
Vehicles	36,432	24,288	12,144	48,248	26,306	21,942
Finance lease right-of-use assets	5,810,339	1,471,848	4,338,551	–	–	–
Precious metal extraction machine- 1 ton	2,280,000	342,000	1,938,000	2,280,000	228,000	2,052,000
Precious metal extraction machine- 10 ton	5,320,000	798,000	4,522,000	5,320,000	532,000	4,788,000

Construction in process:
Bioreactors	1,440,000	–	1,440,000	1,440,000	–	1,440,000
Nanosponge/Cavitation device	44,603	–	44,603	22,103	–	22,103
Remediation Processing Unit 1	6,116,013	–	6,116,013	6,249,082	–	6,249,082
Remediation Processing Unit 2	5,714,894	–	5,714,894	5,201,098	–	5,201,098
Remediation Processing Unit System A	3,739,637	–	3,739,637	2,561,467	–	2,561,467
Remediation Processing Unit System B	3,657,420	–	3,657,420	2,345,421	–	2,345,421
Total fixed assets	$34,187,396	$2,641,570	$31,545,826	$25,482,417	$790,306	$24,692,111

For the year ended December 31, 2021 the Company issued 5,413 shares of Series C-1 Preferred Stock value at $64,950 for equipment, which has been valued based on similar cash purchases of the Series C-1 Preferred Stock at approximately $12.00 per share. For the nine months ended September 30, 2022 and 2021 depreciation expense was $500,352 and $8,671. For the nine months ended September 30, 2022 and 2021 capitalized interest to equipment from debt financing was $499,537 and $1,234,801. Equipment that is currently being manufactured is considered construction in process and is not depreciated until the equipment is placed into service. The Company has been in discussions for the potential sale of the precious metal extraction business and ammonia synthesis business, or certain assets of those businesses, including its precious metal extraction machines and bioreactors. The Company is exploring all options including operating the business, creating a joint venture to operate the business, or appraising the businesses or their assets for the potential sale for at least the carrying value.